Intangible assets - Intangible assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Goodwill	₩ 4,683,902	₩ 4,670,134	₩ 4,689,792
Software	263,341	192,582
Development cost	454,284	229,148
Others	406,309	552,918
Intangible assets, net	₩ 5,807,836	₩ 5,644,782	₩ 5,480,619